Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net (loss) income	$ 10,159	$ (13,097)	$ (15,068)
Adjustments to reconcile net loss to net cash provided in operating activities:
Share-based compensation	0	0	753
Change in fair value of the Put Option	(210)	(210)	(210)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	11,667	9,256	19,183
Net (decrease) increase in cash and cash equivalents	5,849	(170,446)	(94,689)
Cash and cash equivalents at the beginning of the year	514	170,960	265,649
Cash and cash equivalents at the end of the year	6,363	514	170,960
Parent Company
Operating activities:
Net (loss) income	10,132	(12,805)	(13,431)
Adjustments to reconcile net loss to net cash provided in operating activities:
Share-based compensation			753
Change in fair value of the Put Option	210	210	210
Loss (income) on investment in subsidiaries	(10,362)	12,680	12,430
Change in operating assets and liabilities:
Prepaid expenses and other current assets	1,005	(10)
Amounts due from subsidiaries	(986)	(74)	37
Net cash (used) provided in operating activities	(1)	1	(1)
Net (decrease) increase in cash and cash equivalents	(1)	1	(1)
Cash and cash equivalents at the beginning of the year	$ 1		$ 1
Cash and cash equivalents at the end of the year		$ 1